PGIM Jennison Health Sciences Fund
Schedule of Investments as of February 28, 2025 (unaudited)
Description	Shares	Value
Long-Term Investments 95.8%
Common Stocks
Biotechnology 32.2%
Alnylam Pharmaceuticals, Inc.*	138,476	$34,168,953
Apellis Pharmaceuticals, Inc.*	1,029,036	25,880,255
Apogee Therapeutics, Inc.*(a)	112,496	3,536,874
Arcutis Biotherapeutics, Inc.*(a)	2,524,820	34,564,786
Argenx SE (Netherlands), ADR*	113,310	70,781,358
Blueprint Medicines Corp.*	183,012	17,673,469
Cabaletta Bio, Inc.*(a)	1,378,804	2,488,741
Crinetics Pharmaceuticals, Inc.*	1,049,482	37,550,466
Ideaya Biosciences, Inc.*	472,844	9,726,401
Insmed, Inc.*	401,806	32,767,279
Kymera Therapeutics, Inc.*	362,033	11,349,735
Metsera, Inc.*(a)	221,101	5,478,883
Mineralys Therapeutics, Inc.*(a)	526,315	4,810,519
Neurocrine Biosciences, Inc.*	499,606	59,313,224
Newamsterdam Pharma Co. NV (Netherlands)*	1,278,646	26,851,566
Sionna Therapeutics, Inc.*(a)	553,942	7,627,781
Travere Therapeutics, Inc.*	393,263	8,415,828
Vaxcyte, Inc.*	388,884	28,396,310
Vera Therapeutics, Inc.*	408,636	12,230,476
Vertex Pharmaceuticals, Inc.*	150,218	72,073,094
Xenon Pharmaceuticals, Inc. (Canada)*	407,083	15,070,213
		520,756,211
Health Care Services 3.0%
CVS Health Corp.	734,344	48,261,088
Health Care Equipment 18.6%
Abbott Laboratories	520,607	71,848,972
Beta Bionics, Inc.*(a)	43,415	910,412
Boston Scientific Corp.*	494,135	51,286,272
Dexcom, Inc.*	537,179	47,470,508
Edwards Lifesciences Corp.*	487,173	34,891,330
Intuitive Surgical, Inc.*	121,202	69,466,926
Straumann Holding AG (Switzerland)	114,927	15,649,864
Tandem Diabetes Care, Inc.*	426,135	9,434,629
		300,958,913

PGIM Jennison Health Sciences Fund
Schedule of Investments as of February 28, 2025 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Health Care Supplies 1.3%
Align Technology, Inc.*	21,733	$4,064,723
Cooper Cos., Inc. (The)*	180,072	16,274,907
		20,339,630
Life Sciences Tools & Services 3.9%
Agilent Technologies, Inc.	164,637	21,060,365
Lonza Group AG (Switzerland)	55,640	35,328,448
Stevanato Group SpA (Italy)(a)	398,185	7,422,169
		63,810,982
Managed Health Care 4.8%
UnitedHealth Group, Inc.	162,333	77,101,682
Pharmaceuticals 32.0%
AstraZeneca PLC (United Kingdom), ADR	854,038	65,086,236
Bristol-Myers Squibb Co.	881,511	52,555,686
Eli Lilly & Co.	265,302	244,244,980
Novo Nordisk A/S (Denmark), ADR	655,469	59,418,265
Phathom Pharmaceuticals, Inc.*(a)	1,781,345	9,833,025
Tarsus Pharmaceuticals, Inc.*	382,765	17,025,387
UCB SA (Belgium)	197,591	37,336,682
Verona Pharma PLC (United Kingdom), ADR*	464,168	32,320,018
		517,820,279

Total Long-Term Investments (cost $981,733,146)		1,549,048,785

Short-Term Investments 5.5%
Affiliated Mutual Funds
PGIM Core Government Money Market Fund (7-day effective yield 4.497%)(wb)	69,751,012	69,751,011

PGIM Jennison Health Sciences Fund
Schedule of Investments as of February 28, 2025 (unaudited) (continued)
Description	Shares	Value

Affiliated Mutual Funds (Continued)
PGIM Institutional Money Market Fund (7-day effective yield 4.544%) (cost $20,267,461; includes $20,180,069 of cash collateral for securities on loan)(b)(wb)	20,280,764	$20,266,568

Total Short-Term Investments (cost $90,018,472)		90,017,579

TOTAL INVESTMENTS 101.3% (cost $1,071,751,618)		1,639,066,364
Liabilities in excess of other assets (1.3)%		(21,679,321)

Net Assets 100.0%		$1,617,387,043

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ADR—American Depositary Receipt

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $19,197,470; cash collateral of $20,180,069 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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